Stradley Ronon Stevens & Young, LLP

457 Haddonfield Road

Suite 100
Cherry Hill, NJ 08002
(856) 321-2400
stradley.com

David F. Roeber

Partner

droeber@stradley.com

(856) 321-2411

August 4, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 56 to Registration Statement on Form N-1A for Mercer Funds
File Nos. 333-123467 and 811-21732

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 56 filed electronically with the U.S. Securities and Exchange Commission on July 29, 2026, with an effective date of July 31, 2026.

Very truly yours,

/s/ David F. Roeber

David F. Roeber

cc: Caroline Hume, Esq.